Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Inventories [Abstract]
Stockpiles	$ 4,096	$ 1,074
Concentrates	4,376	4,476
Supplies and spare parts	17,581	16,436
Total	$ 26,053	$ 21,986